Schedule of Investments
March 31, 2025
(Unaudited)

Shares		Value
Common Stocks & Other Equity Interests–94.56%
Australia–0.58%
Rio Tinto PLC	55,190	$3,311,962
Canada–5.87%
Canadian Pacific Kansas City Ltd.	192,458	13,506,364
Constellation Software, Inc.	4,841	15,331,106
Dollarama, Inc.	43,319	4,632,173
		33,469,643
China–1.69%
Tencent Holdings Ltd.	63,100	4,031,831
Trip.com Group Ltd., ADR(a)	88,684	5,638,529
		9,670,360
Denmark–0.30%
Novo Nordisk A/S, Class B	25,178	1,721,629
France–3.66%
Hermes International S.C.A.	1,786	4,699,177
L’Oreal S.A.	12,657	4,704,514
LVMH Moet Hennessy Louis Vuitton SE	14,246	8,822,237
TotalEnergies SE	41,410	2,668,167
		20,894,095
Ireland–1.67%
Accenture PLC, Class A	30,505	9,518,780
Italy–1.82%
Recordati Industria Chimica e Farmaceutica S.p.A.	111,143	6,298,234
Ryanair Holdings PLC	202,264	4,087,319
		10,385,553
Japan–2.37%
Hoya Corp.	59,600	6,726,360
ITOCHU Corp.	146,700	6,810,247
		13,536,607
Netherlands–1.76%
ASML Holding N.V.	2,561	1,694,801
IMCD N.V.	62,842	8,363,105
		10,057,906
Sweden–0.80%
Atlas Copco AB, Class A	286,381	4,574,486
Taiwan–1.81%
Taiwan Semiconductor Manufacturing Co. Ltd.	366,000	10,307,651
United Kingdom–7.38%
3i Group PLC	404,078	18,999,991
Berkeley Group Holdings PLC (The)	76,402	3,555,905
RELX PLC	302,120	15,184,939
Unilever PLC	73,219	4,368,759
		42,109,594
United States–64.85%
Alphabet, Inc., Class A	80,440	12,439,242
Shares		Value
United States–(continued)
Amazon.com, Inc.(b)	91,063	$17,325,646
American Express Co.	28,851	7,762,362
AMETEK, Inc.	53,164	9,151,651
Amphenol Corp., Class A	159,646	10,471,181
Analog Devices, Inc.	27,993	5,645,348
Apple, Inc.	73,487	16,323,667
Berkshire Hathaway, Inc., Class B(a)(b)	16,822	8,959,061
Broadcom, Inc.	41,743	6,989,030
CME Group, Inc., Class A	37,010	9,818,383
Coca-Cola Co. (The)	86,252	6,177,368
Copart, Inc.(a)(b)	78,177	4,424,036
Costco Wholesale Corp.	3,292	3,113,508
Danaher Corp.	43,565	8,930,825
EOG Resources, Inc.	71,639	9,186,985
Ferguson Enterprises, Inc.	63,716	10,209,215
Home Depot, Inc. (The)	24,664	9,039,109
JPMorgan Chase & Co.	36,993	9,074,383
Kinsale Capital Group, Inc.	5,136	2,499,743
KKR & Co., Inc., Class A	36,843	4,259,419
Linde PLC	16,281	7,581,085
Marsh & McLennan Cos., Inc.	39,930	9,744,118
Martin Marietta Materials, Inc.	13,721	6,560,422
Mastercard, Inc., Class A	33,503	18,363,664
Medpace Holdings, Inc.(b)	14,544	4,431,411
Meta Platforms, Inc., Class A	22,635	13,045,909
Microsoft Corp.	90,399	33,934,881
Moody’s Corp.	9,101	4,238,245
Motorola Solutions, Inc.	9,558	4,184,588
MSCI, Inc.	14,801	8,369,966
NVIDIA Corp.	119,568	12,958,780
Old Dominion Freight Line, Inc.(a)	60,089	9,941,725
O’Reilly Automotive, Inc.(b)	7,794	11,165,529
Progressive Corp. (The)	28,833	8,160,027
Texas Instruments, Inc.	72,141	12,963,738
Thermo Fisher Scientific, Inc.	33,707	16,772,603
Union Pacific Corp.	24,375	5,758,350
UnitedHealth Group, Inc.	19,258	10,086,377
		370,061,580
Total Common Stocks & Other Equity Interests (Cost $446,622,778)		539,619,846
Exchange-Traded Funds–1.66%
Japan–1.66%
iShares MSCI Japan ETF(a) (Cost $9,677,361)	138,500	9,495,560
Money Market Funds–3.34%
Invesco Government & Agency Portfolio, Institutional Class, 4.29%(c)(d)	11,430,770	11,430,770
See accompanying notes which are an integral part of this schedule.
Invesco Global Core Equity Fund

Shares		Value
Money Market Funds–(continued)
Invesco Treasury Portfolio, Institutional Class, 4.25%(c)(d)	7,620,514	$7,620,514
Total Money Market Funds (Cost $19,051,284)		19,051,284
TOTAL INVESTMENTS IN SECURITIES (excluding Investments purchased with cash collateral from securities on loan)-99.56% (Cost $475,351,423)		568,166,690
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–6.43%
Invesco Private Government Fund, 4.34%(c)(d)(e)	9,047,814	9,047,814
Shares		Value
Money Market Funds–(continued)
Invesco Private Prime Fund, 4.46%	27,636,690	$27,644,981
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $36,692,795)		36,692,795
TOTAL INVESTMENTS IN SECURITIES—105.99% (Cost $512,044,218)		604,859,485
OTHER ASSETS LESS LIABILITIES–(5.99)%		(34,197,953)
NET ASSETS–100.00%		$570,661,532
Investment Abbreviations:
ADR	– American Depositary Receipt
ETF	– Exchange-Traded Fund
Notes to Schedule of Investments:
(a)	All or a portion of this security was out on loan at March 31, 2025.
(b)	Non-income producing security.
(c)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended March 31, 2025.

	Value December 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value March 31, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$13,034,351	$30,942,283	$(32,545,864)	$-	$-	$11,430,770	$146,983
Invesco Treasury Portfolio, Institutional Class	8,689,568	20,628,187	(21,697,241)	-	-	7,620,514	97,212
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	3,361,531	25,903,233	(20,216,950)	-	-	9,047,814	47,360*
Invesco Private Prime Fund	8,757,280	58,532,492	(39,644,791)	-	-	27,644,981	129,216*
Total	$33,842,730	$136,006,195	$(114,104,846)	$-	$-	$55,744,079	$420,771

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	The rate shown is the 7-day SEC standardized yield as of March 31, 2025.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Global Core Equity Fund

Notes to Quarterly Schedule of Portfolio Holdings
March 31, 2025
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of March 31, 2025. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Australia	$—	$3,311,962	$—	$3,311,962
Canada	33,469,643	—	—	33,469,643
China	5,638,529	4,031,831	—	9,670,360
Denmark	—	1,721,629	—	1,721,629
France	—	20,894,095	—	20,894,095
Ireland	9,518,780	—	—	9,518,780
Italy	—	10,385,553	—	10,385,553
Japan	9,495,560	13,536,607	—	23,032,167
Netherlands	—	10,057,906	—	10,057,906
Sweden	—	4,574,486	—	4,574,486
Taiwan	—	10,307,651	—	10,307,651
United Kingdom	—	42,109,594	—	42,109,594
United States	370,061,580	—	—	370,061,580
Money Market Funds	19,051,284	36,692,795	—	55,744,079
Total Investments	$447,235,376	$157,624,109	$—	$604,859,485
Invesco Global Core Equity Fund